Fair Value Accounting	12 Months Ended
Dec. 31, 2011
Fair Value Accounting [Abstract]
FAIR VALUE ACCOUNTING

NOTE 19 — FAIR VALUE ACCOUNTING

The accounting guidance on fair value measurements uses the term “inputs” to broadly refer to the assumptions used in estimating fair values. It distinguishes between (i) assumptions based on market data obtained from independent third party sources (“observable inputs”) and (ii) Holdings’ assumptions based on the best information available (“unobservable inputs”). The accounting guidance requires that fair value valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy consists of the three broad levels listed below. The highest priority is given to Level 1, and the lowest is given to Level 3.

Level 1	—	Quoted market prices in active markets for identical assets or liabilities

Level 2	—	Inputs other than Level 1 inputs that are either directly or indirectly observable

Level 3	—	Unobservable inputs developed using Holdings’ estimates and assumptions, which reflect those that market participants would use when valuing an asset or liability

The determination of where an asset or liability falls in the hierarchy requires significant judgment.

Assets measured at fair value on a nonrecurring basis

In 2011 and 2010, no assets were adjusted to their fair values on a nonrecurring basis, except for the impact of the allocation of the UCI Acquisition purchase price.

Fair value of financial instruments

Cash and cash equivalents — The carrying amount of cash equivalents approximates fair value because the original maturity is less than 90 days.

Trade accounts receivable — The carrying amount of trade receivables approximates fair value because of their short outstanding terms.

Trade accounts payable — The carrying amount of trade payables approximates fair value because of their short outstanding terms.

Short-term borrowings — The carrying value of these borrowings equals fair value because their interest rates reflect current market rates.

Long-term debt — The fair value of the Senior Notes at December 31, 2011 was $399.5 million. The estimated fair value of these notes was based on bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades of these notes, these inputs are considered to be Level 2 inputs.

The fair value of the Senior Secured Term Loan Facility at December 31, 2011 was $297.4 million. The estimated fair value of borrowings under the Senior Secured Term Loan Facility was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

The fair value of the Senior PIK Notes at December 31, 2010 was $352.9 million. The estimated fair value of these notes was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

The fair value of the term loan borrowings under the 2010 Credit Facility at December 31, 2010 was $428.7 million. The estimated fair value of borrowings under the UCI 2010 Term Loan was based on information provided by an independent third party who participates in the trading market for debt similar to the term loan. Due to the infrequency of trades, this input is considered to be a Level 2 input.

Swaption — The estimated fair value of the swaption was nil and $1.0 million at December 31, 2011 and 2010, respectively. The estimated fair value of the swaption was based on information provided by an independent third party who participates in the trading market for financial instruments similar to the swaption. Due to the infrequency of trades of similar financial instruments, this input is considered to be a Level 2 input.